EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Basic:
Net income attributable to CNH Industrial	$ 637	$ 222	$ 1,308	$ 814
Weighted average common shares outstanding—basic (in shares)	1,351,000,000	1,355,000,000	1,353,000,000	1,358,000,000
Basic earnings per share (in usd per share)	$ 0.47	$ 0.16	$ 0.97	$ 0.60
Diluted:
Net income attributable to CNH Industrial	$ 637	$ 222	$ 1,308	$ 814
Weighted average common shares outstanding—basic (in shares)	1,351,000,000	1,355,000,000	1,353,000,000	1,358,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	1,000,000	3,000,000	2,000,000	4,000,000
Weighted average common shares outstanding—diluted (in shares)	1,352,000,000	1,358,000,000	1,355,000,000	1,362,000,000
Diluted earnings per share (in usd per share)	$ 0.47	$ 0.16	$ 0.97	$ 0.60
Antidilutive securities excluded from EPS computation (in shares)	0	0	0	0